Share Capital - Schedule of Common Shares Issued (Detail) $ in Millions		3 Months Ended			9 Months Ended
		Jul. 31, 2024 CAD ($) shares	Jul. 31, 2023 CAD ($) shares		Jul. 31, 2024 CAD ($) shares	Jul. 31, 2023 CAD ($) shares
Disclosure of classes of share capital [line items]
Balance at beginning of period	[1]				$ 53,163
Balance at end of period		$ 57,783	$ 51,339	[2]	$ 57,783	$ 51,339	[2]
Common shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares | shares		943,002,419	917,769,363		931,098,941	906,040,097
Equity-settled share-based compensation plans, Number of shares | shares		204,180	340,410		897,057	533,234
Shareholder investment plan, Number of shares | shares		651,277	5,197,202		10,462,890	15,281,015
Employee share purchase plan, Number of shares | shares		688,578	805,620		2,146,385	2,254,186
Number of shares issued, Number of shares | shares		944,546,454	924,112,595		944,605,273	924,108,532
Treasury shares, Number of shares | shares		43,463	(78,660)		(15,356)	(74,597)
Ending balance, Number of shares | shares		944,589,917	924,033,935		944,589,917	924,033,935
Balance at beginning of period		$ 16,813	$ 15,389	[2]	$ 16,082	$ 14,726	[2]
Equity-settled share-based compensation plans		12	17		49	26
Shareholder investment plan, Amount		45	294		652	862
Employee share purchase plan, Amount		46	46		136	132
Number of shares issued, Amount		16,916	15,746		16,919	15,746
Treasury shares, Amount		3	(4)	[2]		(4)	[2]
Balance at end of period		$ 16,919	$ 15,742	[2]	$ 16,919	$ 15,742	[2]

[1]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 “Insurance Contracts” (IFRS 17) in the first quarter of 2024. See Note 1 to the interim consolidated financial statements for additional details.
[2]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the interim consolidated financial statements for additional details.